UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2024

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

March 31, 2024
Semiannual Report
to Shareholders
DWS High Income Fund

Contents

3	Performance Summary
6	Portfolio Management Team
7	Portfolio Summary
8	Investment Portfolio
24	Statement of Assets and Liabilities
26	Statement of Operations
27	Statements of Changes in Net Assets
28	Financial Highlights
33	Notes to Financial Statements
48	Other Information
49	Information About Your Fund’s Expenses
51	Liquidity Risk Management
52	Advisory Agreement Board Considerations and Fee Evaluation
56	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”  ) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS High Income Fund

Performance SummaryMarch 31, 2024 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/24
Unadjusted for Sales Charge	7.52%	8.96%	3.81%	3.83%
Adjusted for the Maximum Sales Charge (max 4.50% load)	2.68%	4.06%	2.86%	3.35%
ICE BofA US High Yield Index†	8.69%	11.06%	4.01%	4.36%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/24
Unadjusted for Sales Charge	6.85%	7.86%	2.99%	3.02%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	5.85%	7.86%	2.99%	3.02%
ICE BofA US High Yield Index†	8.69%	11.06%	4.01%	4.36%

Class R6	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 3/31/24
No Sales Charges	7.68%	9.28%	4.11%	4.00%
ICE BofA US High Yield Index†	8.69%	11.06%	4.01%	4.27%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/24
No Sales Charges	7.39%	8.95%	4.02%	4.02%
ICE BofA US High Yield Index†	8.69%	11.06%	4.01%	4.36%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/24
No Sales Charges	7.63%	9.21%	4.10%	4.10%
ICE BofA US High Yield Index†	8.69%	11.06%	4.01%	4.36%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2024 are 0.98%, 1.79%, 0.68%, 0.79% and 0.74% for Class A,

DWS High Income Fund	|	3

Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended March 31

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on August 25, 2014.
†	ICE BofA US High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.
‡	Total returns shown for periods less than one year are not annualized.

4	|	DWS High Income Fund

	Class A	Class C	Class R6	Class S	Institutional Class
Net Asset Value
3/31/24	$4.36	$4.36	$4.36	$4.36	$4.37
9/30/23	$4.18	$4.19	$4.18	$4.19	$4.19
Distribution Information as of 3/31/24
Income Dividends, Six Months	$.13	$.11	$.14	$.13	$.13
March Income Dividend	$.0219	$.0191	$.0230	$.0228	$.0228
SEC 30-day Yield‡	5.98%	5.50%	6.58%	6.50%	6.51%
Current Annualized Distribution Rate‡	6.03%	5.26%	6.33%	6.28%	6.26%

‡
The SEC yield is net investment income per share earned over the month ended
March 31, 2024, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC
yield would have been 5.45% for Class C shares, had certain expenses not been reduced. The current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 2024. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 5.21% for Class C shares, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

DWS High Income Fund	|	5

Portfolio Management Team
Gary Russell, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2006.
—Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.
—Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.
—Co-Head of US Credit — Head of US High Yield Bonds and Loans: New York.
—BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.
Thomas R. Bouchard, Senior Portfolio Manager & Team Lead Fixed Income
Portfolio Manager of the Fund through July 31, 2024. Began managing the Fund in 2016.
—Joined DWS in 2006. Prior to joining, he served as a High Yield Investment Analyst at Flagship Capital Management. He also served as an officer in the US Army from 1989 to 1997.
—Portfolio Manager for High Yield Strategies: New York.
—BS, University of Wisconsin — Madison; MBA in Finance, Boston College; MA in Strategic Studies from US Army War College.
Sarah Rowin, CFA, Senior Portfolio Manager & Team Lead Fixed Income.
Portfolio Manager of the Fund. Began managing the Fund in 2023.
—Joined DWS in 2014 with 11 years of industry experience. Prior to joining, she worked as an analyst for high yield and distressed securities at GMP Securities. Previously, she served as an investment grade and high yield analyst at Credit Sights.
—Senior Portfolio Manager & Team Lead/Fixed Income: New York.
—BA in Economics from the University of Pennsylvania; CFA Charterholder.
Nick Soroka, Senior Portfolio Manager & Team Lead Fixed Income.
Portfolio Manager of the Fund. Began managing the Fund in 2023.
—Joined DWS in 2019 with over a year of industry experience. Prior to joining, he was a quantamental analyst at Ascend Capital. Prior to Ascend he worked at SpendVest, a fintech investing startup. Previously, he was an engineer in the U.S. Army.
—Senior Portfolio Manager — Fixed Income: New York.
—BS in Civil Engineering from United States Military Academy; MBA from Stanford Graduate School of Business.
Kirk Maurer, CFA, Portfolio Manager Fixed Income.
Portfolio Manager of the Fund. Began managing the Fund in 2023.
—Joined DWS in 2014 with 19 years of industry experience. Prior to joining, he was a director in portfolio management and research at Babson Capital Management. Previously, he served in portfolio management and as co-director of research at Caywood-Scholl Capital Management. Prior to that, he was a high yield research analyst at Waddell and Reed. He started his career as an analyst at Conseco Capital Management.
—Portfolio Manager — Fixed Income: Jacksonville, FL.
—BBA in Economics from Southern Illinois University.

6	|	DWS High Income Fund

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/24	9/30/23
Corporate Bonds	94%	96%
Exchange-Traded Funds	3%	1%
Cash Equivalents	3%	3%
Loan Participations and Assignments	0%	0%
Government & Agency Obligations	0%	—
Warrants	0%	0%
Common Stocks	0%	0%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Government & Agency Obligations, Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents)	3/31/24	9/30/23
Energy	21%	17%
Communication Services	15%	18%
Consumer Discretionary	14%	20%
Materials	13%	12%
Industrials	12%	12%
Health Care	7%	7%
Utilities	6%	5%
Financials	4%	3%
Information Technology	4%	3%
Real Estate	3%	2%
Consumer Staples	1%	1%
	100%	100%

Quality (As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)	3/31/24	9/30/23
AAA	—	0%
BBB	5%	6%
BB	65%	56%
B	23%	32%
CCC	6%	5%
Not Rated	1%	1%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 8. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 56 for contact information.

DWS High Income Fund	|	7

Investment Portfolioas of March 31, 2024 (Unaudited)

	Principal Amount ($)(a)		Value ($)
Corporate Bonds 92.3%
Communication Services 13.8%
Altice Financing SA:
REG S, 2.25%, 1/15/2025	EUR	710,000	728,450
144A, 5.75%, 8/15/2029		1,185,000	949,471
Altice France SA:
144A, 5.125%, 1/15/2029		1,651,000	1,130,613
144A, 5.5%, 1/15/2028		1,100,000	781,267
144A, 8.125%, 2/1/2027		910,000	711,309
Cablevision Lightpath LLC, 144A, 5.625%, 9/15/2028		605,000	504,883
CCO Holdings LLC:
144A, 5.125%, 5/1/2027		7,515,000	7,160,078
144A, 5.375%, 6/1/2029		6,300,000	5,767,321
Clear Channel Outdoor Holdings, Inc.:
144A, 7.5%, 6/1/2029 (b)		480,000	396,980
144A, 7.75%, 4/15/2028		1,500,000	1,313,700
CSC Holdings LLC:
144A, 4.125%, 12/1/2030		2,700,000	1,930,635
144A, 5.0%, 11/15/2031 (b)		2,660,000	1,344,716
144A, 6.5%, 2/1/2029		3,945,000	3,342,641
DirecTV Financing LLC:
144A, 5.875%, 8/15/2027		994,000	940,360
144A, 8.875%, 2/1/2030		630,000	628,478
DISH DBS Corp., 144A, 5.75%, 12/1/2028		2,210,000	1,518,834
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028		1,970,000	1,828,579
5.875%, 11/1/2029 (b)		2,225,000	1,880,125
Gray Television, Inc., 144A, 7.0%, 5/15/2027 (b)		1,355,000	1,260,193
iHeartCommunications, Inc., 144A, 5.25%, 8/15/2027 (b)		895,000	651,377
Iliad Holding SASU:
144A, 6.5%, 10/15/2026		2,815,000	2,788,633
144A, 7.0%, 10/15/2028		530,000	524,548
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027		2,462,000	2,310,633
Newfold Digital Holdings Group, Inc.:
144A, 6.0%, 2/15/2029		210,000	164,520
144A, 11.75%, 10/15/2028		240,000	259,780
Nexstar Media, Inc., 144A, 4.75%, 11/1/2028 (b)		1,580,000	1,439,640
Outfront Media Capital LLC, 144A, 5.0%, 8/15/2027 (b)		705,000	678,534
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026		4,260,000	3,990,446
The accompanying notes are an integral part of the financial statements.

8	|	DWS High Income Fund

	Principal Amount ($)(a)		Value ($)
TEGNA, Inc., 4.625%, 3/15/2028		2,575,000	2,355,237
Telecom Italia Capital SA, 6.375%, 11/15/2033		4,510,000	4,266,749
Telenet Finance Luxembourg Notes Sarl, 144A, 5.5%, 3/1/2028		2,000,000	1,879,078
Videotron Ltd.:
3.125%, 1/15/2031	CAD	1,930,000	1,248,063
144A, 3.625%, 6/15/2029 (b)		2,900,000	2,621,271
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		2,199,000	1,860,701
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		2,005,000	1,853,758
Vodafone Group PLC, 7.0%, 4/4/2079		3,695,000	3,811,356
Windstream Escrow LLC, 144A, 7.75%, 8/15/2028		615,000	569,226
Zayo Group Holdings, Inc., 144A, 4.0%, 3/1/2027 (b)		720,000	592,663
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	2,480,000	2,279,647
Ziggo BV, 144A, 4.875%, 1/15/2030		2,030,000	1,822,404
			72,086,897
Consumer Discretionary 12.9%
Adient Global Holdings Ltd., 144A, 8.25%, 4/15/2031 (b)		479,000	505,459
Affinity Interactive, 144A, 6.875%, 12/15/2027		2,270,000	2,121,060
American Axle & Manufacturing, Inc., 5.0%, 10/1/2029 (b)		1,935,000	1,742,787
Avis Budget Car Rental LLC, 144A, 5.375%, 3/1/2029 (b)		1,450,000	1,351,387
Bath & Body Works, Inc., 7.5%, 6/15/2029 (b)		220,000	228,000
Benteler International AG, REG S, 9.375%, 5/15/2028	EUR	855,000	991,044
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031 (b)		1,095,000	1,006,247
Caesars Entertainment, Inc.:
144A, 4.625%, 10/15/2029 (b)		1,530,000	1,395,163
144A, 6.5%, 2/15/2032		2,190,000	2,209,285
Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/2028		305,000	313,312
Carnival Corp.:
144A, 5.75%, 3/1/2027		3,970,000	3,929,250
144A, 6.0%, 5/1/2029		2,180,000	2,151,027
Carvana Co., 144A, 12.0%, 12/1/2028, PIK		1,150,000	1,124,401
Champions Financing, Inc., 144A, 8.75%, 2/15/2029		570,000	597,159
Cinemark USA, Inc., 144A, 5.875%, 3/15/2026		600,000	592,385
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	1,500,000	1,605,859
REG S, 4.375%, 5/15/2026	EUR	2,800,000	2,997,604
144A, 6.75%, 5/15/2028		40,000	40,545
Cornerstone Building Brands, Inc., 144A, 6.125%, 1/15/2029		440,000	392,196
Crocs, Inc., 144A, 4.125%, 8/15/2031		1,935,000	1,676,544
Dana, Inc., 4.25%, 9/1/2030		2,560,000	2,262,115
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	9

	Principal Amount ($)(a)		Value ($)
Fertitta Entertainment LLC, 144A, 6.75%, 1/15/2030		530,000	475,893
Goodyear Tire & Rubber Co., 5.0%, 5/31/2026		1,255,000	1,228,332
Hilton Grand Vacations Borrower Escrow LLC, 144A, 6.625%, 1/15/2032		710,000	712,866
IHO Verwaltungs GmbH, REG S, 8.75%, 5/15/2028, 8.75% Cash or 9.5% PIK	EUR	1,385,000	1,617,479
Jaguar Land Rover Automotive PLC:
144A, 4.5%, 10/1/2027		1,125,000	1,063,631
144A, 5.875%, 1/15/2028 (b)		2,105,000	2,071,660
144A, 7.75%, 10/15/2025		1,470,000	1,485,644
Macy’s Retail Holdings LLC:
4.5%, 12/15/2034		530,000	466,643
144A, 5.875%, 3/15/2030		295,000	286,755
Marriott Ownership Resorts, Inc., 144A, 4.5%, 6/15/2029 (b)		1,035,000	946,769
Melco Resorts Finance Ltd., 144A, 5.375%, 12/4/2029		1,400,000	1,277,010
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		1,420,000	1,314,858
NCL Corp. Ltd.:
144A, 5.875%, 3/15/2026		1,775,000	1,752,193
144A, 8.125%, 1/15/2029		690,000	730,148
Newell Brands, Inc., 5.7%, 4/1/2026		2,015,000	1,979,079
Penn Entertainment, Inc., 144A, 4.125%, 7/1/2029		185,000	159,091
PetSmart, Inc., 144A, 7.75%, 2/15/2029		1,330,000	1,294,811
Phinia, Inc., 144A, 6.75%, 4/15/2029 (c)		525,000	530,063
QVC, Inc., 4.45%, 2/15/2025 (b)		595,000	576,414
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026		2,530,000	2,433,645
Royal Caribbean Cruises Ltd.:
144A, 4.25%, 7/1/2026		960,000	926,442
144A, 6.25%, 3/15/2032		1,990,000	2,005,840
SRS Distribution, Inc., 144A, 6.0%, 12/1/2029		1,230,000	1,256,454
Staples, Inc.:
144A, 7.5%, 4/15/2026		1,145,000	1,117,488
144A, 10.75%, 4/15/2027		665,000	632,109
Tenneco, Inc., 144A, 8.0%, 11/17/2028		1,095,000	999,120
Travel & Leisure Co., 144A, 6.625%, 7/31/2026		3,680,000	3,705,753
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		1,440,000	1,412,806
Windsor Holdings III LLC, 144A, 8.5%, 6/15/2030		750,000	786,382
Wynn Macau Ltd.:
144A, 5.125%, 12/15/2029		860,000	785,354
144A, 5.5%, 1/15/2026		895,000	872,388
Wynn Resorts Finance LLC, 144A, 5.125%, 10/1/2029		335,000	317,363
ZF North America Capital, Inc., 144A, 7.125%, 4/14/2030		1,115,000	1,174,894
			67,628,206
The accompanying notes are an integral part of the financial statements.

10	|	DWS High Income Fund

	Principal Amount ($)(a)		Value ($)
Consumer Staples 0.9%
Albertsons Companies, Inc.:
144A, 3.25%, 3/15/2026		945,000	901,171
144A, 3.5%, 3/15/2029		1,400,000	1,256,619
Energizer Gamma Acquisition BV, REG S, 3.5%, 6/30/2029	EUR	1,840,000	1,762,670
Fiesta Purchaser, Inc., 144A, 7.875%, 3/1/2031		230,000	237,521
Sigma Holdco BV, 144A, 7.875%, 5/15/2026		485,000	465,600
			4,623,581
Energy 19.4%
Antero Midstream Partners LP:
144A, 5.375%, 6/15/2029		1,640,000	1,577,122
144A, 5.75%, 1/15/2028		1,285,000	1,265,211
144A, 6.625%, 2/1/2032		1,075,000	1,079,693
Antero Resources Corp., 144A, 5.375%, 3/1/2030		4,855,000	4,662,646
Archrock Partners LP, 144A, 6.875%, 4/1/2027		1,535,000	1,539,659
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029		555,000	529,154
144A, 8.25%, 12/31/2028		1,955,000	2,008,340
Baytex Energy Corp., 144A, 8.5%, 4/30/2030		1,345,000	1,404,433
Borr IHC Ltd., 144A, 10.0%, 11/15/2028		290,000	301,178
Buckeye Partners LP, 144A, 4.5%, 3/1/2028		1,090,000	1,035,520
Callon Petroleum Co., 144A, 7.5%, 6/15/2030		980,000	1,036,350
Calumet Specialty Products Partners LP, 144A, 8.125%, 1/15/2027		1,300,000	1,267,435
Chesapeake Energy Corp.:
144A, 5.875%, 2/1/2029		1,100,000	1,090,962
144A, 6.75%, 4/15/2029		520,000	525,571
Chord Energy Corp., 144A, 6.375%, 6/1/2026		520,000	522,169
Civitas Resources, Inc.:
144A, 8.375%, 7/1/2028		1,665,000	1,752,766
144A, 8.625%, 11/1/2030		470,000	504,675
144A, 8.75%, 7/1/2031		2,310,000	2,471,839
CNX Resources Corp.:
144A, 6.0%, 1/15/2029		1,165,000	1,140,633
144A, 7.25%, 3/1/2032		220,000	223,614
144A, 7.375%, 1/15/2031 (b)		645,000	656,888
Comstock Resources, Inc., 144A, 5.875%, 1/15/2030		520,000	470,916
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029		2,360,000	2,169,624
144A, 4.375%, 6/15/2031		460,000	416,587
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028		385,000	388,121
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	11

	Principal Amount ($)(a)	Value ($)
EQM Midstream Partners LP:
144A, 4.75%, 1/15/2031	1,475,000	1,371,684
144A, 6.375%, 4/1/2029	260,000	261,910
144A, 6.5%, 7/1/2027	1,100,000	1,109,728
Genesis Energy LP:
7.75%, 2/1/2028	1,000,000	1,005,147
8.875%, 4/15/2030	2,305,000	2,412,763
Global Partners LP:
7.0%, 8/1/2027	805,000	805,455
144A, 8.25%, 1/15/2032	760,000	788,153
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	1,340,000	1,358,668
Hess Midstream Operations LP:
144A, 4.25%, 2/15/2030	1,525,000	1,401,334
144A, 5.125%, 6/15/2028	730,000	706,396
Hilcorp Energy I LP, 144A, 5.75%, 2/1/2029	640,000	623,384
Howard Midstream Energy Partners LLC:
144A, 6.75%, 1/15/2027	720,000	718,363
144A, 8.875%, 7/15/2028	1,082,000	1,141,739
Kinetik Holdings LP, 144A, 5.875%, 6/15/2030	3,554,000	3,476,261
Kodiak Gas Services LLC, 144A, 7.25%, 2/15/2029	860,000	875,986
Matador Resources Co.:
144A, 6.5%, 4/15/2032 (c)	260,000	260,315
144A, 6.875%, 4/15/2028	520,000	531,999
Moss Creek Resources Holdings, Inc., 144A, 10.5%, 5/15/2027	735,000	757,707
Murphy Oil U.S.A., Inc., 4.75%, 9/15/2029	805,000	763,480
Nabors Industries, Inc., 144A, 7.375%, 5/15/2027	2,050,000	2,046,225
New Fortress Energy, Inc.:
144A, 6.5%, 9/30/2026	1,485,000	1,429,818
144A, 6.75%, 9/15/2025	516,000	512,483
NGL Energy Operating LLC, 144A, 8.125%, 2/15/2029	1,500,000	1,536,273
Northern Oil & Gas, Inc., 144A, 8.75%, 6/15/2031	540,000	570,220
NuStar Logistics LP, 6.375%, 10/1/2030	1,465,000	1,474,473
PBF Holding Co. LLC, 144A, 7.875%, 9/15/2030	1,200,000	1,244,722
Permian Resources Operating LLC:
144A, 5.875%, 7/1/2029	270,000	265,502
144A, 7.0%, 1/15/2032	1,215,000	1,260,458
Precision Drilling Corp., 144A, 6.875%, 1/15/2029	490,000	489,090
Range Resources Corp., 8.25%, 1/15/2029	3,685,000	3,833,148
Rockcliff Energy II LLC, 144A, 5.5%, 10/15/2029	440,000	411,761
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030	1,240,000	1,300,994
Shelf Drilling Holdings Ltd., 144A, 9.625%, 4/15/2029 (b)	250,000	241,508
The accompanying notes are an integral part of the financial statements.

12	|	DWS High Income Fund

	Principal Amount ($)(a)	Value ($)
Sitio Royalties Operating Partnership LP, 144A, 7.875%, 11/1/2028	450,000	465,435
SM Energy Co.:
5.625%, 6/1/2025	1,040,000	1,035,063
6.5%, 7/15/2028	1,200,000	1,205,142
Southwestern Energy Co.:
4.75%, 2/1/2032	3,120,000	2,872,141
8.375%, 9/15/2028	770,000	798,536
Tallgrass Energy Partners LP:
144A, 6.0%, 3/1/2027	585,000	575,884
144A, 7.375%, 2/15/2029	1,290,000	1,297,711
Talos Production, Inc., 144A, 9.0%, 2/1/2029	1,005,000	1,067,278
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	1,060,000	1,087,990
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027	2,062,125	2,064,492
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028	1,220,000	1,269,667
Transocean, Inc.:
144A, 7.5%, 1/15/2026	2,115,000	2,101,758
144A, 8.75%, 2/15/2030	1,296,000	1,351,308
USA Compression Partners LP:
6.875%, 4/1/2026	2,037,000	2,034,658
144A, 7.125%, 3/15/2029	1,055,000	1,068,141
Venture Global Calcasieu Pass LLC:
144A, 3.875%, 8/15/2029	350,000	315,052
144A, 3.875%, 11/1/2033	1,910,000	1,622,741
144A, 4.125%, 8/15/2031	400,000	355,680
144A, 6.25%, 1/15/2030	550,000	553,335
Venture Global LNG, Inc.:
144A, 8.125%, 6/1/2028	1,190,000	1,214,021
144A, 8.375%, 6/1/2031	1,380,000	1,423,151
144A, 9.5%, 2/1/2029	1,190,000	1,282,657
144A, 9.875%, 2/1/2032	1,880,000	2,026,159
Vital Energy, Inc.:
144A, 7.75%, 7/31/2029	320,000	322,644
144A, 7.875%, 4/15/2032	590,000	599,362
9.75%, 10/15/2030	990,000	1,082,613
Weatherford International Ltd., 144A, 8.625%, 4/30/2030	3,644,000	3,804,223
		101,925,095
Financials 4.1%
Ally Financial, Inc., 6.7%, 2/14/2033	890,000	899,167
Boost Newco Borrower LLC, 144A, 7.5%, 1/15/2031	900,000	942,132
Burford Capital Global Finance LLC, 144A, 6.25%, 4/15/2028	1,195,000	1,163,902
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	13

	Principal Amount ($)(a)		Value ($)
FirstCash, Inc., 144A, 4.625%, 9/1/2028		1,865,000	1,755,368
Freedom Mortgage Corp., 144A, 6.625%, 1/15/2027		1,955,000	1,896,893
Icahn Enterprises LP, 5.25%, 5/15/2027		3,075,000	2,779,003
Intesa Sanpaolo SpA:
144A, 4.198%, 6/1/2032		2,495,000	2,085,931
144A, 5.71%, 1/15/2026		660,000	654,263
Ladder Capital Finance Holdings LLLP, 144A, 4.75%, 6/15/2029		715,000	649,956
Macquarie Airfinance Holdings Ltd., 144A, 8.375%, 5/1/2028		690,000	731,377
Navient Corp., 5.5%, 3/15/2029		1,175,000	1,094,038
NCR Atleos Corp., 144A, 9.5%, 4/1/2029		1,030,000	1,101,697
Panther Escrow Issuer LLC, 144A, 7.125%, 6/1/2031 (c)		550,000	559,190
PennyMac Financial Services, Inc., 144A, 4.25%, 2/15/2029		1,175,000	1,071,964
SLM Corp., 3.125%, 11/2/2026		1,685,000	1,564,958
Starwood Property Trust, Inc., 144A, 7.25%, 4/1/2029		560,000	564,457
UniCredit SpA, 144A, 5.861%, 6/19/2032		2,035,000	1,987,173
			21,501,469
Health Care 6.3%
1375209 BC Ltd., 144A, 9.0%, 1/30/2028 (b)		1,675,000	1,641,505
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		495,000	470,348
Avantor Funding, Inc., REG S, 3.875%, 7/15/2028	EUR	895,000	936,603
Bausch Health Companies, Inc.:
144A, 5.5%, 11/1/2025		715,000	674,896
144A, 6.125%, 2/1/2027 (b)		3,400,000	2,118,506
Catalent Pharma Solutions, Inc.:
REG S, 2.375%, 3/1/2028	EUR	1,350,000	1,381,641
144A, 5.0%, 7/15/2027		740,000	728,693
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029		1,000,000	912,644
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		1,785,000	1,377,568
144A, 5.25%, 5/15/2030		1,360,000	1,108,961
144A, 5.625%, 3/15/2027		2,210,000	2,034,084
144A, 6.0%, 1/15/2029		480,000	419,327
144A, 6.125%, 4/1/2030		500,000	360,557
Encompass Health Corp., 4.625%, 4/1/2031		655,000	595,526
Fortrea Holdings, Inc., 144A, 7.5%, 7/1/2030 (b)		1,285,000	1,326,485
Heartland Dental LLC, 144A, 10.5%, 4/30/2028		310,000	329,375
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/2027		1,200,000	1,143,498
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029		1,365,000	1,124,692
The accompanying notes are an integral part of the financial statements.

14	|	DWS High Income Fund

	Principal Amount ($)(a)		Value ($)
Medline Borrower LP:
144A, 5.25%, 10/1/2029		790,000	746,683
144A, 6.25%, 4/1/2029		300,000	301,343
Molina Healthcare, Inc., 144A, 3.875%, 11/15/2030		1,400,000	1,244,705
Organon & Co., 144A, 5.125%, 4/30/2031		1,863,000	1,656,407
Star Parent, Inc., 144A, 9.0%, 10/1/2030		1,075,000	1,137,679
Surgery Center Holdings, Inc., 144A, 7.25%, 4/15/2032 (c)		560,000	564,349
Tenet Healthcare Corp., 6.875%, 11/15/2031		4,235,000	4,422,594
Teva Pharmaceutical Finance Netherlands II BV:
4.375%, 5/9/2030	EUR	3,955,000	4,100,436
4.5%, 3/1/2025	EUR	214,000	230,008
			33,089,113
Industrials 11.3%
AAR Escrow Issuer LLC, 144A, 6.75%, 3/15/2029		350,000	352,693
ADT Security Corp., 144A, 4.875%, 7/15/2032		750,000	678,863
Allied Universal Holdco LLC:
144A, 4.625%, 6/1/2028		2,810,000	2,562,500
144A, 6.0%, 6/1/2029 (b)		1,050,000	903,445
144A, 9.75%, 7/15/2027		625,000	626,877
American Airlines, Inc.:
144A, 5.5%, 4/20/2026		3,176,250	3,154,619
144A, 7.25%, 2/15/2028 (b)		1,200,000	1,218,641
AMN Healthcare, Inc., 144A, 4.625%, 10/1/2027		2,025,000	1,923,325
Artera Services LLC, 144A, 8.5%, 2/15/2031		590,000	604,893
ASGN, Inc., 144A, 4.625%, 5/15/2028 (b)		795,000	747,837
ATS Corp., 144A, 4.125%, 12/15/2028		465,000	426,218
Bombardier, Inc.:
144A, 6.0%, 2/15/2028		710,000	698,409
144A, 7.125%, 6/15/2026		419,000	425,031
144A, 7.5%, 2/1/2029 (b)		3,080,000	3,171,581
Brand Industrial Services, Inc., 144A, 10.375%, 8/1/2030		1,095,000	1,185,516
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028 (b)		735,000	664,688
Clean Harbors, Inc., 144A, 6.375%, 2/1/2031		1,520,000	1,531,163
EMRLD Borrower LP:
144A, 6.375%, 12/15/2030	EUR	1,010,000	1,143,902
REG S, 6.375%, 12/15/2030	EUR	740,000	838,107
Enviri Corp., 144A, 5.75%, 7/31/2027		775,000	729,724
EquipmentShare.com, Inc., 144A, 9.0%, 5/15/2028		975,000	1,004,242
Fortress Transportation & Infrastructure Investors LLC, 144A, 6.5%, 10/1/2025		986,000	984,523
Garda World Security Corp., 144A, 9.5%, 11/1/2027		1,090,000	1,092,623
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	15

	Principal Amount ($)(a)		Value ($)
GFL Environmental, Inc.:
144A, 4.0%, 8/1/2028		3,165,000	2,917,112
144A, 5.125%, 12/15/2026		670,000	658,284
144A, 6.75%, 1/15/2031		580,000	594,392
GN Bondco LLC, 144A, 9.5%, 10/15/2031		320,000	319,428
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026		530,000	497,382
Hertz Corp., 144A, 4.625%, 12/1/2026		1,965,000	1,783,315
Husky Injection Molding Systems Ltd., 144A, 9.0%, 2/15/2029		795,000	822,124
International Consolidated Airlines Group SA, REG S, 3.75%, 3/25/2029	EUR	1,400,000	1,487,045
Madison IAQ LLC, 144A, 5.875%, 6/30/2029		1,045,000	956,049
Moog, Inc., 144A, 4.25%, 12/15/2027		2,260,000	2,127,193
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029		1,415,000	1,338,735
Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027		980,000	900,153
144A, 6.25%, 1/15/2028 (b)		2,005,000	1,964,055
Roller Bearing Company of America, Inc., 144A, 4.375%, 10/15/2029		1,310,000	1,199,461
Rolls-Royce PLC, 144A, 5.75%, 10/15/2027		690,000	691,884
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		2,290,000	2,083,902
Spirit AeroSystems, Inc., 144A, 9.375%, 11/30/2029		1,100,000	1,199,866
Stena International SA, 144A, 7.25%, 1/15/2031		1,350,000	1,346,562
TK Elevator Holdco GmbH, REG S, 6.625%, 7/15/2028	EUR	2,232,000	2,329,733
TransDigm, Inc.:
4.625%, 1/15/2029		1,377,000	1,277,863
5.5%, 11/15/2027		1,700,000	1,663,879
144A, 6.375%, 3/1/2029		340,000	341,058
Triumph Group, Inc., 144A, 9.0%, 3/15/2028		1,125,000	1,186,011
United Airlines, Inc., 144A, 4.625%, 4/15/2029		1,500,000	1,395,000
United Rentals North America, Inc., 5.25%, 1/15/2030		1,300,000	1,268,036
			59,017,942
Information Technology 3.9%
Ahead DB Holdings LLC, 144A, 6.625%, 5/1/2028 (b)		460,000	416,300
AthenaHealth Group, Inc., 144A, 6.5%, 2/15/2030 (b)		1,175,000	1,074,677
Capstone Borrower, Inc., 144A, 8.0%, 6/15/2030		450,000	466,941
Cloud Software Group, Inc.:
144A, 6.5%, 3/31/2029		1,705,000	1,617,979
144A, 9.0%, 9/30/2029		2,945,000	2,824,600
McAfee Corp., 144A, 7.375%, 2/15/2030		1,995,000	1,829,508
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029		1,700,000	1,607,475
The accompanying notes are an integral part of the financial statements.

16	|	DWS High Income Fund

	Principal Amount ($)(a)		Value ($)
Open Text Corp., 144A, 3.875%, 2/15/2028		1,260,000	1,166,864
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		1,560,000	1,350,512
Presidio Holdings, Inc., 144A, 8.25%, 2/1/2028		1,540,000	1,535,842
UKG, Inc., 144A, 6.875%, 2/1/2031		1,180,000	1,202,098
ViaSat, Inc., 144A, 5.625%, 9/15/2025		1,880,000	1,832,639
Western Digital Corp., 3.1%, 2/1/2032		2,740,000	2,206,224
Xerox Holdings Corp., 144A, 8.875%, 11/30/2029 (b)		1,055,000	1,074,794
			20,206,453
Materials 11.9%
Alcoa Nederland Holding BV, 144A, 7.125%, 3/15/2031		770,000	784,364
ARD Finance SA, 144A, 6.5%, 6/30/2027, 6.5% Cash or 7.25% PIK		475,000	158,955
Ardagh Packaging Finance PLC:
144A, 4.125%, 8/15/2026		845,000	764,483
144A, 5.25%, 8/15/2027		1,050,000	661,500
Ashland, Inc., 144A, 3.375%, 9/1/2031		190,000	160,758
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/2029		930,000	832,226
Calderys Financing LLC, 144A, 11.25%, 6/1/2028		485,000	521,768
Chemours Co., 4.0%, 5/15/2026	EUR	4,070,000	4,198,158
Clearwater Paper Corp., 144A, 4.75%, 8/15/2028		1,810,000	1,678,665
Cleveland-Cliffs, Inc.:
144A, 4.875%, 3/1/2031		638,000	578,016
144A, 6.75%, 4/15/2030		1,990,000	1,995,787
Clydesdale Acquisition Holdings, Inc., 144A, 8.75%, 4/15/2030		1,580,000	1,552,412
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/2028		2,455,000	2,060,333
Constellium SE:
144A, 3.75%, 4/15/2029		626,000	563,211
144A, 5.875%, 2/15/2026		3,334,000	3,310,639
First Quantum Minerals Ltd.:
144A, 6.875%, 10/15/2027		1,060,000	1,016,291
144A, 9.375%, 3/1/2029		500,000	517,957
FMG Resources August 2006 Pty Ltd., 144A, 4.375%, 4/1/2031		3,985,000	3,560,462
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026		1,560,000	1,511,075
144A, 6.125%, 4/1/2029		2,005,000	1,981,956
IAMGOLD Corp., 144A, 5.75%, 10/15/2028		760,000	697,359
Kronos International, Inc.:
REG S, 3.75%, 9/15/2025	EUR	124,000	131,436
REG S, 9.5%, 3/15/2029	EUR	744,000	854,838
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	17

	Principal Amount ($)(a)		Value ($)
LABL, Inc.:
144A, 8.25%, 11/1/2029		1,085,000	925,901
144A, 9.5%, 11/1/2028		230,000	232,658
144A, 10.5%, 7/15/2027 (b)		700,000	694,100
LSF11 A5 HoldCo LLC, 144A, 6.625%, 10/15/2029		500,000	450,219
Mauser Packaging Solutions Holding Co.:
144A, 7.875%, 8/15/2026		2,080,000	2,119,002
144A, 9.25%, 4/15/2027 (b)		400,000	396,814
Methanex Corp., 5.25%, 12/15/2029		700,000	669,742
Mineral Resources Ltd., 144A, 9.25%, 10/1/2028		570,000	600,324
NOVA Chemicals Corp.:
144A, 4.25%, 5/15/2029		695,000	595,221
144A, 8.5%, 11/15/2028		1,430,000	1,522,048
Novelis Corp.:
144A, 3.25%, 11/15/2026		2,700,000	2,515,806
144A, 4.75%, 1/30/2030		1,535,000	1,416,226
Olin Corp., 5.0%, 2/1/2030		4,645,000	4,408,109
Olympus Water U.S. Holding Corp.:
REG S, 3.875%, 10/1/2028	EUR	475,000	478,290
REG S, 9.625%, 11/15/2028	EUR	1,785,000	2,062,571
Rayonier AM Products, Inc., 144A, 7.625%, 1/15/2026		355,000	325,712
SCIH Salt Holdings, Inc., 144A, 6.625%, 5/1/2029 (b)		590,000	546,255
SCIL IV LLC, 144A, 5.375%, 11/1/2026		3,135,000	3,042,613
Sealed Air Corp., 144A, 7.25%, 2/15/2031		2,260,000	2,349,690
SK Invictus Intermediate II Sarl, 144A, 5.0%, 10/30/2029		1,960,000	1,747,075
Summit Materials LLC, 144A, 5.25%, 1/15/2029		811,000	790,269
Taseko Mines Ltd., 144A, 7.0%, 2/15/2026		1,055,000	1,059,316
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		220,000	234,727
Tronox, Inc., 144A, 4.625%, 3/15/2029		1,360,000	1,219,833
Vibrantz Technologies, Inc., 144A, 9.0%, 2/15/2030 (b)		660,000	609,506
WR Grace Holdings LLC, 144A, 7.375%, 3/1/2031		1,150,000	1,164,447
			62,269,123
Real Estate 2.5%
CTR Partnership LP, 144A, (REIT), 3.875%, 6/30/2028		1,355,000	1,254,875
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2027		2,135,000	2,064,206
144A, (REIT), 5.0%, 7/15/2028		1,045,000	999,732
144A, (REIT), 5.25%, 3/15/2028		2,200,000	2,128,560
MPT Operating Partnership LP:
(REIT), 3.325%, 3/24/2025	EUR	1,340,000	1,355,294
(REIT), 4.625%, 8/1/2029 (b)		1,790,000	1,373,769
The accompanying notes are an integral part of the financial statements.

18	|	DWS High Income Fund

	Principal Amount ($)(a)		Value ($)
Park Intermediate Holdings LLC, 144A, (REIT), 4.875%, 5/15/2029		335,000	311,524
RHP Hotel Properties LP, 144A, (REIT), 6.5%, 4/1/2032		765,000	767,582
SBA Communications Corp., (REIT), 3.125%, 2/1/2029		1,675,000	1,478,197
Uniti Group LP:
144A, (REIT), 4.75%, 4/15/2028		1,310,000	1,143,795
144A, (REIT), 6.0%, 1/15/2030		425,000	316,886
			13,194,420
Utilities 5.3%
AmeriGas Partners LP:
5.5%, 5/20/2025		2,970,000	2,971,173
5.75%, 5/20/2027		1,445,000	1,411,425
Calpine Corp., 144A, 4.5%, 2/15/2028		2,850,000	2,703,148
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028		1,195,000	1,135,899
Edison International, 8.125%, 6/15/2053		705,000	729,107
Electricite de France SA, REG S, 3.375%, Perpetual	EUR	2,400,000	2,258,853
Ferrellgas LP, 144A, 5.875%, 4/1/2029		1,210,000	1,152,295
NextEra Energy Operating Partners LP, 144A, 7.25%, 1/15/2029		945,000	966,889
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031		2,190,000	1,889,878
144A, 3.875%, 2/15/2032		1,705,000	1,461,077
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		1,290,000	1,202,467
Talen Energy Supply LLC, 144A, 8.625%, 6/1/2030		930,000	994,499
Topaz Solar Farms LLC, 144A, 5.75%, 9/30/2039		556,654	555,914
TransAlta Corp., 7.75%, 11/15/2029		1,360,000	1,413,705
Vistra Corp., 144A, 7.0%, Perpetual		1,370,000	1,356,500
Vistra Operations Co. LLC:
144A, 4.375%, 5/1/2029		1,900,000	1,760,131
144A, 7.75%, 10/15/2031		3,700,000	3,874,936
			27,837,896
Total Corporate Bonds (Cost $486,620,472)			483,380,195
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 5.249% (d), 4/11/2024 (e) (Cost $698,980)		700,000	698,981
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	19

	Principal Amount ($)(a)	Value ($)
Loan Participations and Assignments 0.2%
Senior Loans (f)
Athenahealth Group, Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.58%, 2/15/2029	875,886	869,798
Naked Juice LLC, Term Loan, 90-day average SOFR + 3.25%, 8.659%, 1/24/2029	345,840	324,343
Total Loan Participations and Assignments (Cost $1,192,980)		1,194,141

	Shares	Value ($)
Exchange-Traded Funds 3.0%
iShares Broad USD High Yield Corporate Bond ETF	145,000	5,305,550
SPDR Blackstone Senior Loan ETF	125,000	5,263,750
SPDR Bloomberg High Yield Bond ETF	55,000	5,236,000
Total Exchange-Traded Funds (Cost $15,802,300)		15,805,300
Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)	1,950	10,354
Warrants 0.1%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (g) (Cost $1,482,531)	6,700	361,339
Securities Lending Collateral 6.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.26% (h) (i) (Cost $33,827,997)	33,827,997	33,827,997
Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 5.36% (h) (Cost $11,569,502)	11,569,502	11,569,502

The accompanying notes are an integral part of the financial statements.

20	|	DWS High Income Fund

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $551,194,762)	104.4	546,847,809
Other Assets and Liabilities, Net	(4.4)	(22,801,585)
Net Assets	100.0	524,046,224
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2024 are as follows:
Value ($) at 9/30/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 3/31/2024	Value ($) at 3/31/2024
Securities Lending Collateral 6.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.26% (h) (i)
24,914,079	8,913,918 (j)	—	—	—	115,220	—	33,827,997	33,827,997
Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 5.36% (h)
13,491,922	114,424,619	116,347,039	—	—	391,429	—	11,569,502	11,569,502
38,406,001	123,338,537	116,347,039	—	—	506,649	—	45,397,499	45,397,499

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at March 31, 2024 amounted to $32,585,463, which is 6.2% of net assets.

(c)	When-issued security.
(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At March 31, 2024, this security has been pledged, in whole or in part, as collateral for open forward foreign currency exchange contracts.
(f)
Variable or floating rate security. These securities are shown at their current rate as of
March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(g)	Investment was valued using significant unobservable inputs.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	21

(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor’s Depositary Receipt

At March 31, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	33,949,840	USD	36,851,947	4/30/2024	181,133	State Street Bank and Trust

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
CAD	1,691,340	USD	1,246,654	4/30/2024	(2,530)	State Street Bank and Trust
Currency Abbreviation(s)

CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

22	|	DWS High Income Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$483,380,195	$—	$483,380,195
Government & Agency Obligations	—	698,981	—	698,981
Loan Participations and Assignments	—	1,194,141	—	1,194,141
Exchange-Traded Funds	15,805,300	—	—	15,805,300
Common Stocks	10,354	—	—	10,354
Warrants	—	—	361,339	361,339
Short-Term Investments (a)	45,397,499	—	—	45,397,499
Derivatives (b)
Forward Foreign Currency Contracts	—	181,133	—	181,133
Total	$61,213,153	$485,454,450	$361,339	$547,028,942

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(2,530)	$—	$(2,530)
Total	$—	$(2,530)	$—	$(2,530)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	23

Statement of Assets and Liabilities
as of March 31, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $505,797,263) — including $32,585,463 of securities loaned	$501,450,310
Investment in DWS Government & Agency Securities Portfolio (cost $33,827,997)*	33,827,997
Investment in DWS Central Cash Management Government Fund (cost $11,569,502)	11,569,502
Cash	5,599
Foreign currency, at value (cost $30,695)	30,663
Receivable for investments sold	15,568,104
Receivable for Fund shares sold	288,151
Interest receivable	8,531,491
Affiliated securities lending income receivable	13,325
Unrealized appreciation on forward foreign currency contracts	181,133
Other assets	51,787
Total assets	571,518,062
Liabilities
Payable upon return of securities loaned	33,827,997
Payable for investments purchased	10,552,249
Payable for investments purchased — when-issued securities	1,897,550
Payable for Fund shares redeemed	506,076
Unrealized depreciation on forward foreign currency contracts	2,530
Accrued management fee	206,540
Accrued Trustees' fees	6,612
Other accrued expenses and payables	472,284
Total liabilities	47,471,838
Net assets, at value	$524,046,224
Net Assets Consist of
Distributable earnings (loss)	(98,611,843)
Paid-in capital	622,658,067
Net assets, at value	$524,046,224
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

24	|	DWS High Income Fund

Statement of Assets and Liabilities as of March 31, 2024 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($430,400,591 ÷ 98,784,534 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.36
Maximum offering price per share (100 ÷ 95.50 of $4.36)	$4.57
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($4,558,248 ÷ 1,044,331 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.36
Class R6
Net Asset Value, offering and redemption price per share ($1,177,953 ÷ 270,383 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.36
Class S
Net Asset Value, offering and redemption price per share ($17,997,137 ÷ 4,123,493 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.36
Institutional Class
Net Asset Value, offering and redemption price per share ($69,912,295 ÷ 16,016,220 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.37
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	25

Statement of Operations
for the six months ended March 31, 2024 (Unaudited)

Investment Income
Income:
Interest	$17,806,089
Dividends	342,493
Income distributions — DWS Central Cash Management Government Fund	391,429
Affiliated securities lending income	115,220
Total income	18,655,231
Expenses:
Management fee	1,229,106
Administration fee	256,857
Services to shareholders	321,535
Distribution and service fees	528,263
Custodian fee	1,784
Professional fees	58,248
Reports to shareholders	33,915
Registration fees	40,677
Trustees' fees and expenses	12,447
Other	28,546
Total expenses before expense reductions	2,511,378
Expense reductions	(4,883)
Total expenses after expense reductions	2,506,495
Net investment income	16,148,736
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(11,990,220)
Forward foreign currency contracts	(385,804)
Foreign currency	38,652
Payments by affiliates (see Note H)	4
(12,337,368)
Change in net unrealized appreciation (depreciation) on:
Investments	34,323,828
Forward foreign currency contracts	246,606
Foreign currency	4,961
34,575,395
Net gain (loss)	22,238,027
Net increase (decrease) in net assets resulting from operations	$38,386,763
The accompanying notes are an integral part of the financial statements.

26	|	DWS High Income Fund

Statements of Changes in Net Assets
	Six Months Ended March 31, 2024	Year Ended September 30,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$16,148,736	$31,434,699
Net realized gain (loss)	(12,337,368)	(17,927,791)
Change in net unrealized appreciation (depreciation)	34,575,395	38,299,300
Net increase (decrease) in net assets resulting from operations	38,386,763	51,806,208
Distributions to shareholders:
Class A	(12,983,113)	(25,734,157)
Class C	(125,848)	(275,424)
Class R	(80,235)*	(140,854)
Class R6	(37,044)	(48,193)
Class S	(541,868)	(1,325,809)
Institutional Class	(2,338,625)	(4,946,656)
Total distributions	(16,106,733)	(32,471,093)
Fund share transactions:
Proceeds from shares sold	34,999,086	117,747,119
Reinvestment of distributions	14,800,185	29,794,507
Payments for shares redeemed	(76,701,177)	(213,787,485)
Net increase (decrease) in net assets from Fund share transactions	(26,901,906)	(66,245,859)
Increase (decrease) in net assets	(4,621,876)	(46,910,744)
Net assets at beginning of period	528,668,100	575,578,844
Net assets at end of period	$524,046,224	$528,668,100

*	For the period from October 1, 2023 to March 25, 2024 (Class R liquidation date).

The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	27

Financial Highlights
DWS High Income Fund — Class A
	Six Months Ended 3/31/24	Years Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$4.18	$4.04	$4.84	$4.65	$4.75	$4.67
Income (loss) from investment operations:
Net investment income[a]	.13	.23	.20	.20	.21	.23
Net realized and unrealized gain (loss)	.18	.15	(.78)	.21	(.09)	.09
Total from investment operations	.31	.38	(.58)	.41	.12	.32
Less distributions from:
Net investment income	(.13)	(.24)	(.22)	(.22)	(.22)	(.24)
Net realized gains	—	(.00 )*	—	—	—	—
Total distributions	(.13)	(.24)	(.22)	(.22)	(.22)	(.24)
Net asset value, end of period	$4.36	$4.18	$4.04	$4.84	$4.65	$4.75
Total Return (%)[b]	7.52 **	9.64	(12.38)	8.84	2.72	7.10
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	430	427	444	579	588	646
Ratio of expenses (%)	.98 ***	.98	.96	.94	.95	.96
Ratio of net investment income (%)	6.06 ***	5.57	4.34	4.21	4.60	4.90
Portfolio turnover rate (%)	46 **	49	37	68	97	77

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

28	|	DWS High Income Fund

DWS High Income Fund — Class C
	Six Months Ended 3/31/24	Years Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$4.19	$4.05	$4.85	$4.66	$4.76	$4.67
Income (loss) from investment operations:
Net investment income[a]	.11	.20	.16	.17	.18	.19
Net realized and unrealized gain (loss)	.17	.15	(.78)	.20	(.10)	.10
Total from investment operations	.28	.35	(.62)	.37	.08	.29
Less distributions from:
Net investment income	(.11)	(.21)	(.18)	(.18)	(.18)	(.20)
Net realized gains	—	(.00 )*	—	—	—	—
Total distributions	(.11)	(.21)	(.18)	(.18)	(.18)	(.20)
Net asset value, end of period	$4.36	$4.19	$4.05	$4.85	$4.66	$4.76
Total Return (%)[b]	6.85 c**	8.76 [c]	(13.04)[c]	7.97	1.91	6.26
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	5	6	9	16	22
Ratio of expenses before expense reductions (%)	1.80 ***	1.79	1.76	1.73	1.74	1.74
Ratio of expenses after expense reductions (%)	1.75 ***	1.75	1.75	1.73	1.74	1.74
Ratio of net investment income (%)	5.30 ***	4.80	3.52	3.44	3.80	4.13
Portfolio turnover rate (%)	46 **	49	37	68	97	77

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	29

DWS High Income Fund — Class R6
	Six Months Ended 3/31/24	Years Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$4.18	$4.04	$4.84	$4.66	$4.76	$4.67
Income (loss) from investment operations:
Net investment income[a]	.14	.25	.21	.21	.22	.24
Net realized and unrealized gain (loss)	.18	.14	(.78)	.20	(.09)	.10
Total from investment operations	.32	.39	(.57)	.41	.13	.34
Less distributions from:
Net investment income	(.14)	(.25)	(.23)	(.23)	(.23)	(.25)
Net realized gains	—	(.00 )*	—	—	—	—
Total distributions	(.14)	(.25)	(.23)	(.23)	(.23)	(.25)
Net asset value, end of period	$4.36	$4.18	$4.04	$4.84	$4.66	$4.76
Total Return (%)	7.68 **	9.96	(12.11)	8.91	3.01	7.39
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	1,178	1,127	662	698	150	101
Ratio of expenses (%)	.67 ***	.68	.66	.65	.69	.69
Ratio of net investment income (%)	6.38 ***	5.91	4.65	4.43	4.85	5.14
Portfolio turnover rate (%)	46 **	49	37	68	97	77

[a]	Based on average shares outstanding during the period.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

30	|	DWS High Income Fund

DWS High Income Fund — Class S
	Six Months Ended 3/31/24	Years Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$4.19	$4.05	$4.85	$4.66	$4.76	$4.67
Income (loss) from investment operations:
Net investment income[a]	.13	.24	.21	.21	.22	.24
Net realized and unrealized gain (loss)	.17	.15	(.78)	.21	(.09)	.10
Total from investment operations	.30	.39	(.57)	.42	.13	.34
Less distributions from:
Net investment income	(.13)	(.25)	(.23)	(.23)	(.23)	(.25)
Net realized gains	—	(.00 )*	—	—	—	—
Total distributions	(.13)	(.25)	(.23)	(.23)	(.23)	(.25)
Net asset value, end of period	$4.36	$4.19	$4.05	$4.85	$4.66	$4.76
Total Return (%)	7.39 b**	9.86 [b]	(12.17)[b]	9.05 [b]	2.91	7.27
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	17	38	38	32	25
Ratio of expenses before expense reductions (%)	.77 ***	.79	.78	.78	.76	.76
Ratio of expenses after expense reductions (%)	.75 ***	.75	.75	.77	.76	.76
Ratio of net investment income (%)	6.29 ***	5.74	4.57	4.38	4.77	5.09
Portfolio turnover rate (%)	46 **	49	37	68	97	77

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS High Income Fund	|	31

DWS High Income Fund — Institutional Class
	Six Months Ended 3/31/24	Years Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$4.19	$4.05	$4.85	$4.66	$4.76	$4.67
Income (loss) from investment operations:
Net investment income[a]	.14	.24	.21	.21	.22	.24
Net realized and unrealized gain (loss)	.17	.15	(.78)	.21	(.09)	.10
Total from investment operations	.31	.39	(.57)	.42	.13	.34
Less distributions from:
Net investment income	(.13)	(.25)	(.23)	(.23)	(.23)	(.25)
Net realized gains	—	(.00 )*	—	—	—	—
Total distributions	(.13)	(.25)	(.23)	(.23)	(.23)	(.25)
Net asset value, end of period	$4.37	$4.19	$4.05	$4.85	$4.66	$4.76
Total Return (%)	7.63 **	9.89	(12.15)	9.09	2.96	7.35
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	70	76	85	171	154	104
Ratio of expenses (%)	.74 ***	.74	.71	.73	.71	.73
Ratio of net investment income (%)	6.31 ***	5.80	4.54	4.41	4.82	5.11
Portfolio turnover rate (%)	46 **	49	37	68	97	77

[a]	Based on average shares outstanding during the period.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

32	|	DWS High Income Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS High Income Fund (the “Fund” ) is a diversified series of Deutsche DWS Income Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end investment management company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Upon the recommendation of the Advisor, the Fund’s Board of Trustees authorized the termination and liquidation of Class R Shares, effective on March 25, 2024. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards

DWS High Income Fund	|	33

Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Senior loans are valued by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the average of broker supplied quotes representing mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked

34	|	DWS High Income Fund

quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans, and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually

DWS High Income Fund	|	35

received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains/appreciation and loss/depreciation on investments.
Securities Lending. Deutsche Bank AG, as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended March 31, 2024, the Fund invested the cash collateral, if any, into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of March 31, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of March 31, 2024, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
When-Issued, Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of

36	|	DWS High Income Fund

the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued, delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At September 30, 2023, the Fund had net tax basis capital loss carryforwards of approximately $83,055,000, including short-term losses ($15,239,000) and long-term losses ($67,816,000), which may be applied against realized net taxable capital gains indefinitely.
At March 31, 2024, the aggregate cost of investments for federal income tax purposes was $552,681,236. The net unrealized depreciation for all investments based on tax cost was $5,833,427. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $8,675,046 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $14,508,473.
The Fund has reviewed the tax positions for the open tax years as of September 30, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such

DWS High Income Fund	|	37

period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.
Derivative Instruments
A forward foreign currency contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended March 31, 2024, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund

38	|	DWS High Income Fund

gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of March 31, 2024, is included in the table following the Fund’s Investment Portfolio. For the six months ended March 31, 2024, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $21,122,000 to $38,099,000.
The following tables summarize the value of the Fund’s derivative instruments held as of March 31, 2024 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$181,133
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Unrealized appreciation on forward foreign currency contracts

Liability Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$(2,530)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Unrealized depreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts
Foreign Exchange Contracts (a)	$(385,804)
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (a)	$246,606
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts

DWS High Income Fund	|	39

As of March 31, 2024, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
State Street Bank and Trust	$181,133	$(2,530)	$—	$178,603

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
State Street Bank and Trust	$2,530	$(2,530)	$—	$—
C.
Purchases and Sales of Securities
During the six months ended March 31, 2024, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury securities) aggregated $236,467,052 and $269,771,900, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

40	|	DWS High Income Fund

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.48%
Next $750 million of such net assets	.45%
Next $1.5 billion of such net assets	.43%
Next $2.5 billion of such net assets	.41%
Next $2.5 billion of such net assets	.38%
Next $2.5 billion of such net assets	.36%
Next $2.5 billion of such net assets	.34%
Over $12.5 billion of such net assets	.32%
Accordingly, for the six months ended March 31, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.464% of the Fund’s average daily net assets.
For the period from October 1, 2023 through September 30, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares and through January 31, 2025 for Class C and Class S shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.00%
Class C	1.75%
Class R	1.25%
Class R6	.75%
Class S	.75%
Institutional Class	.75%

DWS High Income Fund	|	41

For the six months ended March 31, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), fees waived and/or expenses reimbursed for certain classes are as follows:
Class C	$1,272
Class R	1,975
Class S	1,636
$4,883
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2024, the Administration Fee was $256,857, of which $43,231 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at March 31, 2024
Class A	$92,124	$31,508
Class C	905	318
Class R	46	14
Class R6	158	53
Class S	3,171	978
Institutional Class	481	173
	$96,885	$33,044
In addition, for the six months ended March 31, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), the amounts charged to the Fund for recordkeeping and other administrative services provided

42	|	DWS High Income Fund

by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$139,578
Class C	3,051
Class R	3,415
Class S	7,935
Institutional Class	36,561
$190,540
Distribution and Service Fees.  Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the six months ended March 31, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2024
Class C	$18,012	$2,892
Class R	3,415	315
	$21,427	$3,207
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2024	Annualized Rate
Class A	$497,464	$177,166.23%
Class C	5,957	2,249.25%
Class R	3,415	777.25%
	$506,836	$180,192
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in

DWS High Income Fund	|	43

connection with the distribution of Class A shares for the six months ended March 31, 2024 aggregated $4,703.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2024, the CDSC for Class C shares aggregated $104. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2024, DDI received $1,700 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended March 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $536, of which $193 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended March 31, 2024, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $8,556.
E.
Investing in High-Yield Debt Securities
High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal

44	|	DWS High Income Fund

and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2024.

DWS High Income Fund	|	45

G.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	4,860,033	$20,637,614	13,498,631	$57,054,802
Class C	49,486	215,239	122,311	515,661
Class R	72,320 *	307,323 *	314,109	1,325,463
Class R6	18,868	80,368	126,588	538,329
Class S	663,126	2,857,157	3,499,513	14,590,981
Institutional Class	2,526,541	10,901,385	10,388,911	43,721,883
		$34,999,086		$117,747,119
Shares issued to shareholders in reinvestment of distributions
Class A	2,758,954	$11,747,505	5,526,490	$23,204,778
Class C	29,425	125,458	65,084	273,853
Class R	18,860 *	80,235 *	33,527	140,854
Class R6	8,698	37,044	11,475	48,193
Class S	115,614	493,645	290,812	1,222,593
Institutional Class	542,917	2,316,298	1,166,061	4,904,236
		$14,800,185		$29,794,507
Shares redeemed
Class A	(11,006,097)	$(46,938,093)	(26,718,768)	$(112,763,148)
Class C	(276,968)	(1,180,272)	(350,792)	(1,477,900)
Class R	(809,794)*	(3,522,601)*	(124,282)	(523,704)
Class R6	(26,995)	(115,985)	(31,950)	(135,389)
Class S	(601,947)	(2,583,359)	(9,276,974)	(38,692,418)
Institutional Class	(5,198,898)	(22,360,867)	(14,350,098)	(60,194,926)
		$(76,701,177)		$(213,787,485)

46	|	DWS High Income Fund

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(3,387,110)	$(14,552,974)	(7,693,647)	$(32,503,568)
Class C	(198,057)	(839,575)	(163,397)	(688,386)
Class R	(718,614)*	(3,135,043)*	223,354	942,613
Class R6	571	1,427	106,113	451,133
Class S	176,793	767,443	(5,486,649)	(22,878,844)
Institutional Class	(2,129,440)	(9,143,184)	(2,795,126)	(11,568,807)
		$(26,901,906)		$(66,245,859)

*	For the period from October 1, 2023 to March 25, 2024 (Class R liquidation date).
H.
Payments by Affiliates
During the six months ended March 31, 2024, the Advisor agreed to reimburse the Fund $4 for losses incurred on trades executed incorrectly. The amount reimbursed was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

DWS High Income Fund	|	47

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

48	|	DWS High Income Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class C and
Class S shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2023 to March 31, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS High Income Fund	|	49

Expenses and Value of a $1,000 Investment
for the six months ended March 31, 2024 (Unaudited)

Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/24	$1,075.20	$1,068.50	$1,076.80	$1,073.90	$1,076.30
Expenses Paid per $1,000*	$5.08	$9.05	$3.48	$3.89	$3.84
Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/24	$1,020.10	$1,016.25	$1,021.65	$1,021.25	$1,021.30
Expenses Paid per $1,000*	$4.95	$8.82	$3.39	$3.79	$3.74

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
DWS High Income Fund	.98%	1.75%	.67%	.75%	.74%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

50	|	DWS High Income Fund

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2024, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2022 through November 30, 2023 (the “Reporting Period” ). During the Reporting Period, your Fund was invested mainly in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.

DWS High Income Fund	|	51

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS High Income Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

52	|	DWS High Income Fund

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 1st quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2022.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

DWS High Income Fund	|	53

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages an institutional account comparable to the Fund, but that DWS Group does not manage any comparable DWS Europe Funds. The Board took note of the differences in services provided to DWS Funds as compared to institutional accounts and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment

54	|	DWS High Income Fund

management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS High Income Fund	|	55

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

56	|	DWS High Income Fund

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor” ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	KHYAX	KHYCX	KHYSX	KHYIX
CUSIP Number	25155T 668	25155T 643	25155T 106	25155T 635
Fund Number	008	308	2308	513

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	KHYQX
CUSIP Number	25155T 460
Fund Number	1600

DWS High Income Fund	|	57

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DHIF-3
(R-027141-13 5/24)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	5/30/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	5/30/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	5/30/2024